Accounts receivable and contract assets - Schedule of components of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable and contract assets
(-) Expected credit losses	$ (1,880)	$ (2,744)	$ (354)
Accounts receivables, net	97,288	93,717
Due from Brazil based customers | US Dollars ("US$")
Accounts receivable and contract assets
Accounts receivables, gross	53,842	26,562
Due from United States based customers | Brazilian Real
Accounts receivable and contract assets
Accounts receivables, gross	38,549	58,777
Due from other markets | Other currencies
Accounts receivable and contract assets
Accounts receivables, gross	6,777	11,122
(-) Expected credit losses	$ (1,880)	$ (2,744)